Accounts Payable and Accruals	12 Months Ended
Dec. 31, 2021
Accounts Payable and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUALS

NOTE 10 - ACCOUNTS PAYABLE AND ACCRUALS:

a.	Accounts payable - other

	December 31
	2021	2020
	U.S. dollars in thousands

Accrued expenses	1,469	660
Employees and related institutions	1,345	698
Government institutions	25	-
	2,839	1,358

b.	The carrying amount of accounts payable, which are financial liabilities, is a reasonable approximation of their fair value since the effect of discounting is immaterial.